Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Williams Companies Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Rollfoward and related information [Table Text Block]
The following summary reflects stock option activity and related information for the year ended December 31, 2016:

Stock Options	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
	(Millions)		(Millions)
Outstanding at December 31, 2015	5.7	$31.51
Granted	0.9	$24.99
Exercised	(0.3)	$17.84
Cancelled	(0.1)	$24.04
Outstanding at December 31, 2016	6.2	$31.32	$28
Exercisable at December 31, 2016	5.0	$29.75	$23

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block]
The following table summarizes additional information related to stock option activity during each of the last three years:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Total intrinsic value of options exercised	$2	$37	$48
Tax benefits realized on options exercised	$1	$13	$18
Cash received from the exercise of options	$4	$20	$31

Stock Options Schedule of Valuation Assumptions [Table Text Block]
The estimated fair value at date of grant of options for our common stock granted in each respective year, using the Black-Scholes option pricing model, is as follows:

	2016	2015	2014
Weighted-average grant date fair value of options for our common stock granted during the year, per share	$7.90	$7.61	$7.50
Weighted-average assumptions:
Dividend yield	3.2%	4.8%	4.2%
Volatility	44.7%	27.8%	28.0%
Risk-free interest rate	1.2%	1.8%	2.2%
Expected life (years)	6.0	6.0	6.5

Nonvested Restricted Stock Unit Rollforward and related information [Table Text Block]
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2016:

Restricted Stock Units Outstanding	Shares	Weighted- Average Fair Value (1)
	(Millions)
Nonvested at December 31, 2015	3.4	$39.38
Granted	1.5	$26.51
Forfeited	(0.1)	$38.18
Vested	(0.9)	$35.49
Nonvested at December 31, 2016	3.9	$35.19
______________

(1)
Performance-based restricted stock units are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. Certain of the performance-based restricted stock units are subject to a holding period of up to two years after the vesting date. Discounts for the restrictions of liquidity were applied to the estimated fair value at the date of certain awards and ranged from 5.83 percent to 15.58 percent. The discounts were developed using the Chaffe model and the Finnerty model. All other restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.

Other restricted stock unit information [Table Text Block]

Value of Restricted Stock Units	2016	2015	2014
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$26.51	$40.15	$42.79
Total fair value of restricted stock units vested during the year ($’s in millions)	$32	$42	$27

Williams Partners Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested Restricted Stock Unit Rollforward and related information [Table Text Block]
The following summary reflects nonvested WPZ restricted common unit activity and related information for the year ended December 31, 2016:

Restricted Common Units Outstanding	Units	Weighted- Average Fair Value
	(Millions)
Nonvested at December 31, 2015	1.2	$55.93
Forfeited	(0.1)	$52.85
Vested	(0.5)	$59.09
Nonvested at December 31, 2016	0.6	$52.97